UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended: Sept 30, 2003
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[  ] is a restatement.
		       			[x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland
		13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland.    May 18, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         1
Form 13F Information Table Value Total('000):   4,355
List of Other Included Managers:
 No.  13F File Number     Name

                     TITLE OF             VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER       CLASS    CUSIP       (x$000) PRN AMT  PRN  CALL DSCRTN  MANAGERS SOLE  SHARED NONE
New Ireland Fund Inc Com      645673104   4355    350087   SH        SOLE             350087